CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
CONDENSED FINANCIAL INFORMATION OF THE COMPANY [Line Items]
Statutory reserve	$ 4,068	$ 2,782
Cash and bank deposits in the PRC	25,694
Restricted cash	32	1,727
PRC subsidiaries [Member]
CONDENSED FINANCIAL INFORMATION OF THE COMPANY [Line Items]
Minimum percentage of net profit to be allocated to statutory reserve fund	10.00%
Statutory reserve	4,068	2,782
Restricted cash	32	1,727
The company [Member]
CONDENSED FINANCIAL INFORMATION OF THE COMPANY [Line Items]
Statutory reserve	4,068	2,782
Restricted net assets	52,978	53,140
The company [Member] | PRC [Member]
CONDENSED FINANCIAL INFORMATION OF THE COMPANY [Line Items]
Cash and bank deposits in the PRC	22,797	29,539
The company [Member] | RMB [Member] | PRC [Member]
CONDENSED FINANCIAL INFORMATION OF THE COMPANY [Line Items]
Cash and bank deposits in the PRC	$ 22,381	$ 29,240